Average Annual Total Returns{- Fidelity® Nordic Fund} - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Nordic Fund	Fidelity Nordic Fund-Default Return Before Taxes Past 1 year	Fidelity Nordic Fund-Default Return Before Taxes Past 5 years	Fidelity Nordic Fund-Default Return Before Taxes Past 10 years	Fidelity Nordic Fund-Default After Taxes on Distributions Past 1 year	Fidelity Nordic Fund-Default After Taxes on Distributions Past 5 years	Fidelity Nordic Fund-Default After Taxes on Distributions Past 10 years	Fidelity Nordic Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Nordic Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Nordic Fund-Default After Taxes on Distributions and Sales Past 10 years	FT126 Past 1 year	FT126 Past 5 years	FT126 Past 10 years
Total	43.00%	12.33%	10.61%	41.50%	11.05%	9.68%	25.85%	9.48%	8.46%	29.03%	11.40%	8.23%